Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2024	2023
Leasehold improvements	€4,121	€4,117
Capitalized software and software development costs	31,366	30,065
Computer equipment	15,478	15,375
Furniture and fixtures	3,042	2,999
Subtotal	54,007	52,556
Less: accumulated depreciation	45,797	42,477
Property and equipment, net	€8,210	€10,079